Property and Equipment	12 Months Ended
Apr. 03, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Property and Equipment
Property and equipment
Property and equipment consists of the following:

	As of
	April 3, 2015	March 28, 2014
Property and equipment—gross:
Land, buildings and leasehold improvements	$131,885	$140,545
Computers and related equipment	468,890	462,490
Furniture and other equipment	512,875	516,580
Construction in progress	19,878	24,012
	1,133,528	1,143,627
Less: accumulated depreciation	(696,796)	(651,965)
Property and equipment, net	$436,732	$491,662

Depreciation expense for the twelve months ended April 3, 2015, March 28, 2014, and March 29, 2013 was $113,742, $120,394, and $128,371, respectively.